Pay vs Performance Disclosure - USD ($)	5 Months Ended	7 Months Ended	12 Months Ended
	May 23, 2023	Dec. 31, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

							Value of Initial Fixed $100 Investment Based on:			Company- Selected Measure
Year	Summary Compensation Table Total for CEO Mr. Carter(1)	Compensation Actually Paid to CEO Mr. Carter(2)	Summary Compensation Table Total for CEO Mr. Drake(1)	Compensation Actually Paid to CEO Mr. Drake(2)	Average Summary Compensation Table Total for non-CEO NEOs(3)	Average Compensation Actually Paid to non-CEO NEOs(4)	Total Shareholder Return(5)	Peer Group Total Shareholder Return(6)	Net Income(7)	Adjusted Earnings Per Share - Diluted(8)
2025	$1,294,800	$1,490,449	$—	$—	$630,233	$740,219	$158.91	$108.55	$77,008,000	$2.52
2024	$1,218,259	$1,335,195	$—	$—	$616,527	$688,248	$130.02	$103.80	$71,780,000	$2.37
2023	$1,015,465	$1,137,797	$924,763	$1,079,179	$595,741	$623,058	$120.66	$90.55	$65,842,000	$2.46
2022	$—	$—	$1,165,497	$1,163,578	$946,185	$943,896	$108.06	$92.12	$56,456,000	$1.93

Company Selected Measure Name			Adjusted earnings per share – diluted
Named Executive Officers, Footnote			On May 24, 2023, Mr. Carter transitioned to the role of President and Chief Executive Officer of the Company and Heartland Bank. Prior to May 24, 2023, Mr. Drake served as our Chief Executive Officer.Our non-CEO NEOs were Messrs. Drake, Chapman, Horvath, and Scheirer for 2025 and 2024; Mr. Chapman for 2023; and Messrs. Carter and Busch for 2022.
Peer Group Issuers, Footnote			Reflects the cumulative total shareholder return of the S&P Small Cap 600 Bank Index, as of the last day of each reported year, based on an initial fixed investment of $100 on December 31, 2021. The S&P Small Cap 600 Bank Index is the published industry or line-of-business index used by the Company for purposes of Item 201(e) of Regulation S-K under the Exchange Act in our Annual Report on Form 10-K for the year ended December 31, 2025.
PEO Total Compensation Amount			$ 1,294,800	$ 1,218,259		$ 1,165,497
PEO Actually Paid Compensation Amount			$ 1,490,449	1,335,195		1,163,578
Adjustment To PEO Compensation, Footnote	The dollar amounts reported represent compensation actually paid, as calculated in accordance with SEC rules, to our CEO for the covered fiscal year. See the "Calculation of Compensation Actually Paid" section below for further details.
To calculate the amounts of "compensation actually paid" to our CEO and, on an average basis, our other NEOs, as reported in the table above, the following adjustments were made to total compensation as reported in the Summary Compensation Table.

	2025		2024
	CEO Mr. Carter	Non-CEO NEOs (Average)	CEO Mr. Carter	Non-CEO NEOs (Average)
Total Compensation from Summary Compensation Table	$1,294,800	$630,233	$1,218,259	$616,527
Equity Awards Adjustments(1)
Deduct: Summary Compensation Table grant date fair value of equity awards granted during fiscal year	278,600	113,550	208,020	116,523
Add: Fair value as of fiscal year end of equity awards granted during the fiscal year that are outstanding and unvested as of the fiscal year end	360,091	146,770	298,782	167,360
Add: Change as of fiscal year end in fair value of equity awards granted in any prior year that are outstanding and unvested as of fiscal year end	76,729	52,359	57,614	39,934
Add: Change as of the vesting date (from end of prior fiscal year) in fair value of any equity awards granted in any prior year that vested during or at the end of the fiscal year	37,429	24,407	(31,440)	(19,050)
Total Equity Awards Adjustments	195,649	109,986	116,936	71,721
Compensation Actually Paid	$1,490,449	$740,219	$1,335,195	$688,248

	2023			2022
	CEO Mr. Carter	CEO Mr. Drake	Non-CEO NEOs (Average)	CEO Mr. Drake	Non-CEO NEOs (Average)
Total Compensation from Summary Compensation Table	$1,015,465	$924,763	$595,741	$1,165,497	$946,185
Equity Awards Adjustments(1)
Deduct: Summary Compensation Table grant date fair value of equity awards granted during fiscal year	187,258	237,197	64,002	234,848	181,045
Add: Fair value as of fiscal year end of equity awards granted during the fiscal year that are outstanding and unvested as of the fiscal year end	173,989	220,389	59,467	240,124	185,113
Add: Change as of fiscal year end in fair value of equity awards granted in any prior year that are outstanding and unvested as of fiscal year end	120,594	152,475	31,852	(8,710)	(7,450)
Add: Change as of the vesting date (from end of prior fiscal year) in fair value of any equity awards granted in any prior year that vested during or at the end of the fiscal year	15,007	18,749	—	1,515	1,093
Total Equity Awards Adjustments	122,332	154,416	27,317	(1,919)	(2,289)
Compensation Actually Paid	$1,137,797	$1,079,179	$623,058	$1,163,578	$943,896
________________________________________
(1)Compensation Actually Paid amounts are calculated using the fair value or change in fair value, as applicable, of equity award adjustments in accordance with FASB ASC Topic 718. The valuation assumptions used to calculate such fair values did not materially differ from those disclosed at the time of grant.

Non-PEO NEO Average Total Compensation Amount			$ 630,233	616,527	$ 595,741	946,185
Non-PEO NEO Average Compensation Actually Paid Amount			$ 740,219	688,248	623,058	943,896
Adjustment to Non-PEO NEO Compensation Footnote	The dollar amounts reported represent average compensation actually paid, as calculated in accordance with SEC rules, to our non-CEO NEOs for the covered fiscal year. See the "Calculation of Compensation Actually Paid" section below for further details.
To calculate the amounts of "compensation actually paid" to our CEO and, on an average basis, our other NEOs, as reported in the table above, the following adjustments were made to total compensation as reported in the Summary Compensation Table.

	2025		2024
	CEO Mr. Carter	Non-CEO NEOs (Average)	CEO Mr. Carter	Non-CEO NEOs (Average)
Total Compensation from Summary Compensation Table	$1,294,800	$630,233	$1,218,259	$616,527
Equity Awards Adjustments(1)
Deduct: Summary Compensation Table grant date fair value of equity awards granted during fiscal year	278,600	113,550	208,020	116,523
Add: Fair value as of fiscal year end of equity awards granted during the fiscal year that are outstanding and unvested as of the fiscal year end	360,091	146,770	298,782	167,360
Add: Change as of fiscal year end in fair value of equity awards granted in any prior year that are outstanding and unvested as of fiscal year end	76,729	52,359	57,614	39,934
Add: Change as of the vesting date (from end of prior fiscal year) in fair value of any equity awards granted in any prior year that vested during or at the end of the fiscal year	37,429	24,407	(31,440)	(19,050)
Total Equity Awards Adjustments	195,649	109,986	116,936	71,721
Compensation Actually Paid	$1,490,449	$740,219	$1,335,195	$688,248

	2023			2022
	CEO Mr. Carter	CEO Mr. Drake	Non-CEO NEOs (Average)	CEO Mr. Drake	Non-CEO NEOs (Average)
Total Compensation from Summary Compensation Table	$1,015,465	$924,763	$595,741	$1,165,497	$946,185
Equity Awards Adjustments(1)
Deduct: Summary Compensation Table grant date fair value of equity awards granted during fiscal year	187,258	237,197	64,002	234,848	181,045
Add: Fair value as of fiscal year end of equity awards granted during the fiscal year that are outstanding and unvested as of the fiscal year end	173,989	220,389	59,467	240,124	185,113
Add: Change as of fiscal year end in fair value of equity awards granted in any prior year that are outstanding and unvested as of fiscal year end	120,594	152,475	31,852	(8,710)	(7,450)
Add: Change as of the vesting date (from end of prior fiscal year) in fair value of any equity awards granted in any prior year that vested during or at the end of the fiscal year	15,007	18,749	—	1,515	1,093
Total Equity Awards Adjustments	122,332	154,416	27,317	(1,919)	(2,289)
Compensation Actually Paid	$1,137,797	$1,079,179	$623,058	$1,163,578	$943,896
________________________________________
(1)Compensation Actually Paid amounts are calculated using the fair value or change in fair value, as applicable, of equity award adjustments in accordance with FASB ASC Topic 718. The valuation assumptions used to calculate such fair values did not materially differ from those disclosed at the time of grant.

Compensation Actually Paid vs. Total Shareholder Return
The following charts present the relationship between the "compensation actually paid" to our CEO and to, on an average basis, our other NEOs and the following:
•the Company’s cumulative total shareholder return and the peer group’s cumulative total shareholder return;
•net income; and
•the company-selected measure, adjusted earnings per share – diluted.

Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
The following charts present the relationship between the "compensation actually paid" to our CEO and to, on an average basis, our other NEOs and the following:
•the Company’s cumulative total shareholder return and the peer group’s cumulative total shareholder return;
•net income; and
•the company-selected measure, adjusted earnings per share – diluted.

Tabular List, Table	Adjusted Earnings Per Share – Diluted(1)*
•Adjusted Pre-Provision Net Revenue Less Net Charge-offs (Recoveries)(2)
•Adjusted Return on Average Assets(2)
•Adjusted Efficiency Ratio (Tax-Equivalent Basis)(2)
•Nonperforming Assets to Total Assets

Total Shareholder Return Amount			$ 158.91	130.02	120.66	108.06
Peer Group Total Shareholder Return Amount			108.55	103.80	90.55	92.12
Net Income (Loss)			$ 77,008,000	$ 71,780,000	$ 65,842,000	$ 56,456,000
Company Selected Measure Amount			2.52	2.37	2.46	1.93
PEO Name	Mr. Drake	Mr. Carter	Mr. Carter	Mr. Carter		Mr. Drake
Additional 402(v) Disclosure	The Company’s cumulative total shareholder return, as of the last day of each reported year, is based on an initial fixed investment of $100 on December 31, 2021.The Company's net income is reported in the Company's audited financial statements on our Annual Report on Form 10-K for the applicable fiscal year.
Financial Performance Measures
As described in greater detail in the CD&A, a substantial portion our NEOs’ compensation is directly linked to the achievement of financial and operational metrics, as well as other strategic goals with rigorous targets that align with the Company’s business strategy, compensation philosophy, shareholder interests and most importantly, our long-term goals.
In addition to the Pay Versus Performance Table above, the following are the most important financial measures we use to link compensation actually paid to our CEO and our non-CEO NEOs for the most recently completed year to the Company’s performance. The measures in this list are not ranked, but the company-selected measure is denoted with an asterisk.
__________________________________________
(1)For additional information on the Company-Selected Measure, see footnote eight of the above Pay Versus Performance Table.
(2)For additional information on non-GAAP measures, including an explanation of their calculation and their reconciliation with related GAAP measures, see the "Compensation Discussion and Analysis – Short-Term Incentive Bonuses" section of this Proxy Statement.

Measure:: 1
Pay vs Performance Disclosure
Name			Adjusted Earnings Per Share – Diluted
Non-GAAP Measure Description			Adjusted earnings per share – diluted is the company-selected measure and is a non-GAAP financial measure. As calculated from the Company's audited financial statements, adjusted earnings per share – diluted equals Adjusted Net Income allocated to common shares divided by weighted average common shares outstanding, including all dilutive potential shares. See pages 69 to 75 of the Company's Annual Report on Form 10-K for the year ended December 31, 2025 for a reconciliation of non-GAAP measures to their most closely comparable GAAP measures.
Measure:: 2
Pay vs Performance Disclosure
Name			Adjusted Pre-Provision Net Revenue Less Net Charge-offs (Recoveries)
Measure:: 3
Pay vs Performance Disclosure
Name			Adjusted Return on Average Assets
Measure:: 4
Pay vs Performance Disclosure
Name			Adjusted Efficiency Ratio (Tax-Equivalent Basis)
Measure:: 5
Pay vs Performance Disclosure
Name			Nonperforming Assets to Total Assets
Mr. Carter [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 1,294,800	$ 1,218,259	$ 1,015,465
PEO Actually Paid Compensation Amount			1,490,449	1,335,195	1,137,797
Mr. Drake [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount					924,763	$ 1,165,497
PEO Actually Paid Compensation Amount					1,079,179	1,163,578
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			195,649	116,936		(1,919)
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(278,600)	(208,020)		(234,848)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			360,091	298,782		240,124
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			76,729	57,614		(8,710)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			37,429	(31,440)		1,515
PEO | Mr. Carter [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					122,332
PEO | Mr. Carter [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(187,258)
PEO | Mr. Carter [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					173,989
PEO | Mr. Carter [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					120,594
PEO | Mr. Carter [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					15,007
PEO | Mr. Drake [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					154,416
PEO | Mr. Drake [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(237,197)
PEO | Mr. Drake [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					220,389
PEO | Mr. Drake [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					152,475
PEO | Mr. Drake [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					18,749
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			109,986	71,721	27,317	(2,289)
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(113,550)	(116,523)	(64,002)	(181,045)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			146,770	167,360	59,467	185,113
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			52,359	39,934	31,852	(7,450)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 24,407	$ (19,050)	$ 0	$ 1,093